Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,260,000
Previously Paid Amount	0.00
Total Fee Amount	346.01
Total Offset Amount	0.00
Net Fee	346.01
Narrative - Max Aggregate Offering Price	$ 2,260,000
Final Prospectus	true